Related Parties (Details Narrative)	1 Months Ended		3 Months Ended			12 Months Ended
	Jan. 31, 2019 USD ($)	Jan. 31, 2019 EUR (€)	Mar. 31, 2021 USD ($) shares	Mar. 31, 2021 EUR (€) shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2018 shares
Proceeds from Convertible Debt			$ (27,562)		$ (8,996)
Stock Options available | shares			1,024,938	1,024,938		1,850,000		1,850,000	1,150,000
Proceeds from warrants exercised			$ 3,909,981
Forte Fixtures and Millworks [Member]
Debt acquired by related party, principal						$ 150,000
Debt acquired by related party, interest						70,000
Convertible Debentures						$ 350,000		$ 207,000
Maturity date						Sep. 28, 2020	Sep. 28, 2020
Stock option term						2 years	2 years
Stock Options available | shares						134,508		134,508
Warrant exercised, share | shares						3.75	3.75
Proceeds from warrants exercised						$ 630,506
Payments on Loan						$ 445,020
Forte Fixtures and Millworks [Member]
Stock option term						3 years	3 years
Stock Options available | shares						33,627		33,627
Warrant exercised, share | shares						5.00	5.00
Gold Street Capital [Member]
Proceeds from Convertible Debt							$ 35,000
Convertible Debentures						$ 34,547		$ 44,062
Stock option term						2 years	2 years
Warrant exercised, share | shares						3.75	3.75
Proceeds from warrants exercised						$ 9,533
Gold Street Capital [Member]
Stock option term						3 years	3 years
Warrant exercised, share | shares						5.00	5.00
Proceeds from warrants exercised						$ 2,383
Luca Pasquini [Member]
Proceeds from warrants exercised | €		€ 4,000,000
Purchase price	$ 4,576,352
Issuance of common stock, shares | shares			112,521	112,521
Issuance of common stock, value		300,000	$ 334,791	€ 300,000
Purchase price paid in cash	915,270	800,000
Payments on Loan		500,000	$ 604,380	€ 500,000
Total payments | €		800,000
Virtual Generation bonus earnout	561,351
Stock based compensation, shares | shares			44,968	44,968
Stock based compensation			$ 257,217
Michele Ciavarella [Member]
Stock based compensation, shares | shares			24,476	24,476
Stock based compensation			$ 140,000
Michele Ciavarella [Member]
Stock based compensation, shares | shares			175,396	175,396
Stock based compensation			$ 1,003,265
Gabriele Peroni [Member]
Proceeds from warrants exercised | €		4,000,000
Purchase price	4,576,352
Issuance of common stock, shares | shares			112,521	112,521
Issuance of common stock, value		300,000	$ 334,791	€ 300,000
Purchase price paid in cash	915,270	800,000
Payments on Loan		500,000	$ 604,380	€ 500,000
Total payments | €		€ 800,000
Virtual Generation bonus earnout	$ 561,351
Stock based compensation, shares | shares			74,294	74,294
Stock based compensation			$ 424,962
Alessandro Marcelli [Member]
Stock based compensation, shares | shares			34,002	34,002
Stock based compensation			$ 194,491
Franco Salvagni [Member]
Stock based compensation, shares | shares			70,807	70,807
Stock based compensation			$ 405,016
Beniamino Gianfelici [Member]
Stock based compensation, shares | shares			63,278	63,278
Stock based compensation			$ 361,950
Steven Shallcross [Member]
Stock based compensation, shares | shares			5,245	5,245
Stock based compensation			$ 30,000